                [Transamerica Life Insurance Company Letterhead]

September 11, 2002


VIA EDGAR

__________________________________________


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Separate Account VA E
      File No. 811-09847, CIK 0001034623
      Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA E, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., Variable Insurance Products Fund, Janus Aspen Series, MFS(R) Variable Insurance Trust(SM), Oppenheimer Variable Account Funds, Putnam Variable Trust and STI Classic Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..     On August 26, 2002, AEGON/Transamerica Series Fund, Inc, filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

..     On August 20, 2002, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494);

..     On August 20, 2002, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016);

..     On August 20, 2002, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384);

Securities and Exchange Commission
September 11, 2002
Page 2


..     On August 21, 2002, Janus Aspen Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185);

..     On August 16 and 19, 2002, MFS(R)Variable Insurance TrustSM filed its semi-annual report with the Commission via EDGAR (CIK: 0000918571);

..     On August 29, August 30, September 3, September 4, and September 5 2002,
      Oppenheimer Variable Account Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000752737);

..     On August 23, 2002, Putnam Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000822671); and

..     On August 20, 2002, STI Classic Variable Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000944487).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Group